Aggregate Carrying Amount of Cost Method Investments Included in Other Investments and Aggregate Carrying Amount of Investments whose Fair Values were not Evaluated for Impairment (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2012	Mar. 31, 2011
Schedule of Investments [Line Items]
Cost method investments included in other investments	¥ 12,353	¥ 10,341
Including: Investments whose fair values were not evaluated for impairment	¥ 10,381	¥ 9,714